Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of presentation and principle of consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

These consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Management makes these estimates using the best information available when the calculations are made; however, actual results could differ materially from those estimates.

Cash

Cash includes balances maintained with banks in Hong Kong which are unrestricted and immediately available for withdrawal and use, as well as cash on hand.

Restricted cash

Restricted cash consists of bank deposits and together with all interest accrued that are pledged to the bank as security for bank borrowings maturing on February 10, 2025. As of December 31, 2024 and 2023, balances of restricted cash were $380,199, and 377,772, respectively.

Accounts receivable, net

Accounts receivable are recognized and carried at the original invoiced amount less an allowance for credit losses and do not bear interest. The Group adopted ASU No.2016-13 Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASC 326”) on its accounts receivable and records the allowance for credit losses as an offset to accounts receivable, and the estimated credit losses charged to the allowance is recognized under “general and administrative” in the consolidated statements of operations and comprehensive (loss) income. The Group assesses collectability by reviewing accounts receivable on a collective basis where similar characteristics exist, primarily based on similar business line or product offered and on an individual basis when the Group identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for expected credit losses, the Group considers historical collectability based on past due status, the age of the accounts receivable balances, credit quality of the Group’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Group’s ability to collect from customers. Under this accounting guidance, the Group measures credit losses on its accounts receivable using the current expected credit loss model under ASC 326. As of December 31, 2024 and 2023, the Group provided allowance for expected credit losses against accounts receivable of $nil and $5,428, respectively.

Inventories, net

Inventories are stated at the lower of cost or net realizable value. Cost of inventories are determined using the first in first out method. Management reviews inventories for obsolescence and slow-moving inventories periodically and records an allowance against the inventories when the carrying value exceeds net realizable value. For the years ended December 31, 2024, 2023 and 2022, the write-downs of inventories were $26,611, $21,243 and $nil, respectively.

Prepayments and other current assets, net

Prepayments and other current assets are comprised of other current assets (including rental deposits and interest receivables) and prepaid expenses. The Group adopted ASC 326 on its other current assets. The new credit losses guidance replaces the old model for measuring the allowance for credit losses with a model that is based on the expected losses. Under this accounting guidance, the Group measures expected credit losses on its other current assets using the current expected credit loss model under ASC 326. As of December 31, 2024 and 2023, the balances of allowance for expected credit loss against other current assets were $2 and $2, respectively.

Investments in life insurance policies

The Group invests in corporate-owned life insurance policies in order to insure against the loss of respective key person of the Group and the Group is the beneficiary of these life insurance policies. The Group accounts for the life insurance policies in accordance with ASC 325-30, Investments in Insurance Contracts.

Investments in life insurance policies are reported as assets and are subsequently measured at the amounts that could be realized under the policies, i.e., the cash surrender values, as of the year end dates, less an allowance for expected credit losses. The change in cash surrender values during the period is recognized as an expense or income and reported in the consolidated statement of operations and comprehensive (loss) income. The Group does not recognize income from death benefits on an actuarially expected basis.

The Group adopted ASC 326 on the investments in life insurance policies. The new credit losses guidance replaces the old model for measuring the allowance for credit losses with a model that is based on the expected losses. Under this accounting guidance, the Group measures expected credit losses on its investments in life insurance policies using the current expected credit loss model under ASC 326. As of December 31, 2024 and 2023, no allowance for expected credit loss against investments in life insurance policies was recognized.

Leases

The Group adopted ASU No. 2016-02, Leases (“Topic 842”), which generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements.

The Group is the lessee of non-cancellable operating leases for corporate office premise and warehouse. The Group determines if the arrangements are lease at inception. A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified by the lessee as an operating lease. All leases of the Group are currently classified as operating leases.

The lease standard, ASC 842, allows for practical expedients to simplify an entity’s ongoing accounting. The Group has elected to apply the short-term lease exception for leases with an initial term of 12 months or less. Consequently, these short-term leases are not reflected on the balance sheet as right-of-use (“ROU”) assets or operating lease liabilities. When assessing the lease term at commencement, the Group considers options to extend or terminate the lease if it is reasonably certain that such options will be exercised or not exercised. Both the office premise and warehouse lease agreements have an initial term of 12 months with no renewal options, qualifying them as short-term leases. Therefore, the Group chooses not to recognize these leases on the balance sheet. Instead, lease expense is recognized on a straight-line basis over the lease term.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment losses. Depreciation is provided using the straight-line method based on the estimated useful life. The estimated useful lives of property and equipment are as follows:

Office equipment	5 years
Furniture and fixture	5 years
Motor vehicle	5 years

Expenditures for repairs and maintenance, which do not materially extend the useful lives of the assets, are expensed as incurred. Expenditures for major renewals and betterments which substantially extend the useful lives of assets are capitalized. The cost and related accumulated depreciation of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected in the consolidated statements of operations and comprehensive (loss) income under other income or expenses.

Impairment of long-lived assets

The Group reviews long-lived assets, including property and equipment, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the undiscounted future pre-tax cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Fair value is generally determined by discounting the cash flows expected to be generated by the asset (asset group), when the market prices are not readily available. The adjusted carrying amount of the asset is the new cost basis and is depreciated over the asset’s remaining useful life. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. As of December 31, 2024 and 2023, no impairment of long-lived assets was recognized.

Deferred IPO costs

Deferred IPO costs consist of underwriting, legal, accounting and other expenses incurred through the balance sheet date that are directly related to the Initial Public Offering and that were charged to shareholders’ equity upon the completion of the Initial Public Offering. As of December 31, 2024 and December 31, 2023, the Company had deferred IPO costs of $639,587 and $nil, respectively.

Revenue recognition

The Group follows the rules and guidance set out under ASC 606, Revenue from Contracts with Customers (“ASC 606”), when recognizing revenue from contracts with customers. The core principle of ASC 606 requires an entity to recognize revenues to depict the transfer of goods to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods recognized as performance obligations are satisfied. In accordance with ASC 606, revenues are recognized when the Group satisfies the performance obligations by delivering the promised goods to the customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods. The following five steps are applied to achieve that core principle:

Step 1:	Identify the contract with the customer

Step 2:	Identify the performance obligations in the contract

Step 3:	Determine the transaction price

Step 4:	Allocate the transaction price to the performance obligations in the contract

Step 5:	Recognize revenue when the company satisfies a performance obligation.

The Group identifies each distinct sales transaction as a performance obligation. The recognition and measurement of revenues is based on the assessment of individual contract terms. The Group applies a practical expedient to expense costs as incurred for those suffered in order to obtain a contract with a customer when the amortization period would have been one year or less. The Group has no material incremental costs of obtaining contracts with customers that the Group expects the benefit of those costs to be longer than one year, which need to be recognized as assets.

The Group has only one principal revenue stream, which is the trading of luxury watches. The Group carried out all its business activities and operations in Hong Kong. All transactions are concluded and completed in Hong Kong with similar terms and conditions.

The Group enters into a distinct agreement with its customers, through sales order and sales invoice, to sell luxury watches in exchange for sales proceeds. The Group’s promise to sell watches to its customers is considered distinct and is identified as one performance obligation. The shipping term is local delivery in Hong Kong. The Group charges its customers sales proceeds at a fixed amount, which is explicitly stated in the sales order and sales invoice and is based on the unit price and quantity supplied to the customer. The Group usually does not offer a credit period to its customers; customers are required to make payment in advance or pay upon delivery. Under some circumstances, customers may settle the sales proceeds after delivery, but the aging of such receivables would normally be less than 30 days.

Customers’ obligation to make payment upon or before delivery, and physical possession of watches indicates that control over the assets is transferred to the customer upon delivery. Furthermore, upon delivery, customers take on the risks and rewards associated with ownership of the luxury watches and are ready to derive benefits from the assets. Consequently, revenue from the sales of luxury watches is recognized at a point in time when the transaction and the Group’s performance obligation are completed, as evidenced by the delivery of watches.

The Group follows the rules and guidance set out under ASC 606 when determining whether it is acting as a principal or an agent in the contract with its customers. The core principle of ASC 606 requires an entity to determine whether the nature of its promise is a performance obligation to provide the goods itself (that is, the entity is a principal) or to arrange for those goods to be provided by the other party (that is, the entity is an agent). The following steps are applied to achieve that core principle:

Step 1:	Identify the specified goods to be provided to the customer

Step 2:	Assess whether it controls each specified good before that good is transferred to the customer

Under the sales order and sales invoice, the Group is solely responsible for the sales of watches it committed to by delivering watches with the required brands and models set out in the sales order and sales invoice with the customers. The Group controls the whole process and has an obligation to procure the fulfillment of the conditions. Moreover, the Group controls who the watches may be sold to and has full authority in negotiating and determining the commercial terms with both customers and suppliers on each trade without the consent from other parties. The Group also has control of the watches before the sales to customers, which the Group has the ability to direct the use of and obtain substantially all of the remaining benefits from the watches. As the principal in the contract, the Group recognizes revenue at the gross amount to which it is entitled from its customers.

Warranty

Under ASC 460, Guarantees, at the time a sale is recognized, the Group shall record estimated future warranty costs. These estimated costs for warranties are determined at completion and are not for warranties separately sold by the Group. Generally, the estimated claim rates of warranties are based on actual warranty experience or the Group’s best estimate. There were no such reserves for the years ended December 31, 2024, 2023 and 2022, because the Group considered that the claim rates of warranties had been immaterial historically and are expected to remain immaterial for the years in question.

Contract assets and contract liabilities

The Group classifies its right to consideration in exchange for goods transferred to a customer as either a receivable or a contract asset. A receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. The Group recognizes accounts receivable in its consolidated balance sheets when it transfers the goods in advance of receiving consideration and it has the unconditional right to receive consideration. A contract asset is recorded when the Group has transferred the goods to the customer before payment is received or is due, and the Group’s right to consideration is conditional on future performance or other factors in the contract. As of December 31, 2024 and 2023, the Group did not have any contract assets.

Contract liabilities are recognized if the Group receives consideration prior to satisfying the performance obligations, which include customer advances and deferred revenue under sales arrangements. The revenue recognized for years ended December 31, 2024 and 2023 that was previously included in the contract liabilities as of December 31, 2023 and 2022 was $14,515 and $96,176.

As of December 31, 2024 and 2023, the balances of contract liabilities were $nil and $14,515, respectively.

Cost of revenue

Cost of revenue primarily consists of the cost of luxury watches and incremental transportation expenses incurred for the sales and delivery of watches.

Employee benefit plan

Employees of the Group located in Hong Kong participate in a compulsory retirement benefit scheme as required by the local laws in Hong Kong. Contributions are required by both the Group and its employees at a rate of 5% on the employees’ relevant salary income, subject to a cap of monthly relevant income of HK$30,000 (approximately $3,832). For the years ended December 31, 2024, 2023 and 2022, the total amount charged in respect of the Group’s costs incurred in the scheme were $13,488, $15,807 and $18,418, respectively.

Borrowing costs

All borrowing costs are recognized as finance expense in the consolidated statements of operations and comprehensive (loss) income in the period in which they are incurred.

Income taxes

The Group accounts for income taxes under ASC 740, Income Taxes. Provision for income taxes consists of current taxes and deferred taxes.

Current tax is recognized based on the results for the year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is recognized in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized, or the liability is settled. Deferred tax is charged or credited in the consolidated statements of operations and comprehensive (loss) income, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Group did not have any significant uncertain tax positions nor interest and penalty associated with tax positions as of December 31, 2024 and 2023.

Segment reporting

In November 2023, the FASB issued Accounting Standards Update, or ASU 2023-07 – Improvements to Reportable Segment Disclosures, which enhances the disclosures required for reportable segments in annual and interim consolidated financial statements, including additional, more detailed information about a reportable segment’s expenses. The standard is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Group adopted ASU 2023-07 for the year ended December 31, 2024, retrospectively to all periods presented in the consolidated financial statement. The adoption of this ASU had no material impact on reportable segments identified and had no effect on the Group’s consolidated financial position, results of operations, or cash flows.

Based on the criteria established by ASC 280, Segment Reporting, the Group uses the management approach in determining its operating segments. The Group’s chief operating decision maker (“CODM”) reviews consolidated results when making decisions, allocating resources and assessing performance of the Group. The CODM considers that the Group has only one principal revenue stream, which is the trading of luxury watches. The Group carries out all its business activities and operations in Hong Kong. All transactions are concluded and completed in Hong Kong with similar terms and conditions.

The Group’s CODM assesses performance for the segment and decides how to allocate resources by regularly reviewing the segment net income (loss) that also is reported as consolidated net (loss) income on the consolidated statements of operations and comprehensive (loss) income, after taking into account the Group's strategic priorities, its cash balance, and its expected use of cash. Further, the CODM reviews and utilizes functional expenses (i.e., selling and marketing and general and administrative) at the consolidated level to manage the Company's operations. Other segment items included interest expense, total other income, net, and income tax benefits (provision for income taxes), which are reflected in the segment and consolidated net (loss) income. The measure of segment assets is reported on the consolidated balance sheet as total consolidated assets.

Comprehensive (Loss) Income

Comprehensive (loss) income is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Comprehensive (loss) income consists of two components, net (loss) income and other comprehensive (loss) income. Other comprehensive (loss) income refers to revenue, expenses, gains and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive (loss) income consists of a foreign currency translation adjustment resulting from the Group not using the U.S. Dollars as its functional currency.

Earnings per share

Earnings per share is calculated in accordance with ASC 260, Earnings Per Share. Basic earnings per share is computed by dividing net income attributable to each class of ordinary shareholders by the weighted average number of shares of that particular class outstanding during the year.

Diluted earnings per share is calculated by dividing net income attributable to each class of ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares of that class, if any, by the weighted average number of that particular class of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary share equivalents are excluded from the computation of diluted earnings per share if their effects would be anti-dilutive. Basic and diluted earnings per ordinary share are presented in the Group’s consolidated statements of operations and comprehensive (loss) income. For the years ended December 31, 2024, 2023 and 2022, there were no dilutive shares.

Translation of foreign currencies

The Group’s principal place of operations is Hong Kong. The financial position and results of its operations are determined using Hong Kong Dollars (“HKD” or “HK$”), as the functional currency. The Group’s consolidated financial statements are presented in U.S. Dollars (“US$” or “$”). The results of operations and the consolidated statements of cash flows, denominated in the functional currency, are translated to US$ at the average rate of exchange during the reporting period. Assets and liabilities denominated in the functional currency at the balance sheet dates are translated to US$ at the applicable rates of exchange in effect at those dates. The equity, denominated in the functional currency, is translated to US$ at the historical rate of exchange at the time of the transaction. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income or loss in the consolidated statements of changes in shareholders’ equity. Gains and losses from foreign currency transactions are included in the Group’s consolidated statements of operations and comprehensive (loss) income.

The following table outlines the exchange rates between HK$ and US$ that are used in preparing these consolidated financial statements:

	As of December 31,
	2024	2023
Year-end spot rate	7.7677	7.8109

	For the Years Ended December 31,
	2024	2023	2022
Average rate	7.8030	7.8292	7.8306

Fair value of financial instruments

The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1	—	Quoted prices in active markets for identical assets and liabilities.

Level 2	—	Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3	—	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

As of December 31, 2024 and 2023, the Group’s financial instruments comprised primarily cash, restricted cash, accounts receivable, investments in insurance policies, other current assets, accounts payable, bank borrowings, amount due from a related party, accrued expenses and other current liabilities. The Group concludes that the carrying amount of the investments in life insurance policies approximates their fair value because these investments have been measured at the realizable amount, which is close to their fair value. Additionally, the Group concludes that the fair value of the Group’s bank borrowings approximates their carrying value as the bank borrowings are subject to floating rates that are close to the market interest rate. For the other financial instruments, the carrying amounts approximate their fair values due to the short-term nature of these instruments.

Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence of the same party, such as a family member or relative, shareholder, or a related corporation.

Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a material loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Group’s consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Recent accounting pronouncements

The Group considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), the Group meets the definition of an emerging growth company, or EGC, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

Recently issued accounting pronouncements adopted

In November 2023, the FASB issued ASU No. 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures”, which amends and enhances the disclosure requirements for reportable segments. All disclosure requirements under this standard will also be required for public entities with a single reportable segment. This new standard became effective for fiscal years beginning after December 15, 2023 and for interim periods within fiscal years beginning after December 15, 2024. The Group adopted this standard in the year ended December 31, 2024, which did not have a material impact on the consolidated financial statements and related disclosures.”).

Recent accounting pronouncements not yet adopted

In December 2023, the FASB issued ASU 2023-09, Improvement to Income Tax Disclosure. This standard requires more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This standard also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for public business entities, for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. The Group is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statement.

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. This update requires that at each interim and annual reporting period public entities disclose (1) the amounts of purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions; (2) certain amounts that are already required to be disclosed under current GAAP in the same disclosure as the other disaggregation requirements; (3) a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively; and (4) the total amount of selling expenses and, in annual reporting periods, the definition of selling expenses. In January 2025, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. This update clarifies that ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Group is currently evaluating the impact on its financial statements of adopting this guidance.

The Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated financial position, statements of operations and comprehensive (loss) income and statements of cash flows.